UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total	Common Share	Additional Paid-In Capital	Loan from Shareholder	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation Reserve	Non- controlling Interest
Beginning balance	$ 7,242,000	$ 7,177,000	$ 10,000	$ 11,708,000	$ 10,681,000	$ (15,219,000)	$ (15,000)	$ 12,000	$ 65,000
Beginning balance (in shares) at Dec. 31, 2020			500,000,000
Repayment of loan from shareholder	(126,000)	(126,000)			(126,000)
Share-based compensation	141,000			141,000
Net income (loss)	(301,000)	(299,000)				(299,000)			(2,000)
Other comprehensive loss	(23,000)	(22,000)					(18,000)	(4,000)	(1,000)
Ending balance (in shares) at Jun. 30, 2021			500,000,000
Ending balance at Jun. 30, 2021	6,933,000	6,871,000	$ 10,000	11,849,000	10,555,000	(15,518,000)	(33,000)	8,000	62,000
Beginning balance	6,933,000	6,871,000	10,000	11,849,000	10,555,000	(15,518,000)	(33,000)	8,000	62,000
Beginning balance	$ 8,033,000	7,975,000	$ 11,000	23,487,000	0	(15,469,000)	(57,000)	3,000	58,000
Beginning balance (in shares) at Dec. 31, 2021	531,846,000		531,845,744
Proceeds from issuance of equity instruments (in shares)			8,296,241
Proceeds from issuance of equity instruments	$ 82,000	82,000		82,000
Share-based compensation	104,000	104,000		104,000
Net income (loss)	442,000	443,000				443,000			(1,000)
Other comprehensive loss	$ (3,000)	3,000					11,000	(8,000)	(6,000)
Ending balance (in shares) at Jun. 30, 2022	540,142,000		540,141,985
Ending balance at Jun. 30, 2022	$ 8,658,000	8,607,000	$ 11,000	23,673,000	0	(15,026,000)	(46,000)	(5,000)	51,000
Beginning balance	$ 8,658,000	$ 8,607,000	$ 11,000	$ 23,673,000	$ 0	$ (15,026,000)	$ (46,000)	$ (5,000)	$ 51,000